OTHER NON-CURRENT ASSETS (Details) $ in Thousands	Jun. 30, 2023 USD ($) carrier subsidiary	Dec. 31, 2022 USD ($) subsidiary carrier	Jun. 30, 2022 subsidiary carrier
OTHER NON-CURRENT ASSETS [Abstract]
Market-to-market asset on interest rate swaps	$ 14,797	$ 8,736
Operating lease right-of-use-assets (1)	$ 4,768	$ 899
Operating lease right-of-use assets, location	Other non-current assets	Other non-current assets
Others (2)	$ 459	$ 859
Other non-current assets	$ 20,024	$ 10,494
Debt guarantees, number of subsidiaries | subsidiary	2	2	2
Debt guarantees, number of carriers | carrier	2	2	2